Condensed interim consolidated statement of financial position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 872,685	$ 1,270,838
Intangible assets	179,480	10,534,278
Right-of-use assets	587,109	815,646
Sublease receivables	215,491	553,029
Deferred tax assets	9,408,649	18,708,988
Total non current assets	11,263,414	31,882,779
Current assets
Prepaid expenses and other current assets	2,584,667	3,298,377
Trade and other receivables	5,952,470	14,815,432
Sublease receivables	841,974	648,523
Cash and cash equivalents	376,768	1,538,347
Total current assets	9,755,879	20,300,679
Assets classified as held for sale	13,633,830	5,279,098
Total assets	34,653,123	57,462,556
EQUITY
Share capital	16,955	13,903
Share premium	345,942,255	343,435,529
Employee share scheme reserve	387,468	773,666
Foreign currency translation reserve	(11,500,743)	(4,347,257)
Reserve of disposal groups classified as held for sale	3,715,263	(492,474)
Accumulated deficit	(330,485,312)	(332,562,780)
Equity attributable to equity holders of the Parent Company	8,075,886	6,820,587
Non-controlling interests	(3,039,317)	(4,191,394)
Total equity	5,036,569	2,629,193
Non-current liabilities
Provision for employees' end of service benefits		267,751
Derivative warrant liabilities	1,317,091	1,317,091
Deferred purchase price	70,168	194,093
Lease liabilities	1,393,484	1,592,111
Total non current liabilities	2,780,743	3,371,046
Current liabilities
Deferred purchase price	988,038	7,425,488
Accounts payable, accruals and other payables	14,917,098	33,418,502
Current tax liabilities	472,101	1,027,404
Due to related party	556,000
Loans from a related party	139,985
Lease liabilities	596,361	751,015
Total current liabilities	17,669,583	42,622,409
Liabilities directly associated with assets classified as held for sale	9,166,228	8,839,908
Total liabilities	29,616,554	54,833,363
Total equity and liabilities	$ 34,653,123	$ 57,462,556